Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
23.
RELATED PARTY TRANSACTIONS
a)
The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees that the Group or Baidu has significant influence over
b)
The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	19,799	—	54,401	7,887
Membership services revenue earned from memberships sold by Others	5,772	3,766	1,978	287
Online advertising revenues
Advertising services provided to Baidu Group	113,934	122,919	55,664	8,071
Advertising services provided to Others	92,690	174,001	224,110	32,493
Content distribution revenues
Content licensed to Others (i)	176,227	297,304	190,398	27,605
Other revenues
Other services provided to Baidu Group	15,430	14,496	1,789	259
Others	38,634	45,189	53,521	7,760
Interest income
Loans due from Others	1,247	—	—	—
	463,733	657,675	581,861	84,362
Cost of revenues
License fees to Baidu Group	13,691	13,894	8,183	1,186
Bandwidth fees to Baidu Group	1,007,461	918,758	653,001	94,676
Others (ii)	90,577	306,392	223,149	32,354
Selling, general and administrative
Advertising services provided by Baidu Group	2,466	13,354	47,617	6,904
Others	2,579	10,989	22,011	3,191
Research and development
Cloud services provided by Baidu Group	7,412	—	—	—
Others	—	—	3,953	573
	1,124,186	1,263,387	957,914	138,884

(i)
The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.
(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees. The Group entered into a significant revenue sharing arrangement in 2021 and 2022 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 and RMB60,000 of annual sales for a given period, respectively. Nil, RMB125,052 and RMB23,639 (US$3,427) were recognized as cost of revenues for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group purchased content from equity investees in an amount of RMB1,455,933, RMB2,358,680 and RMB1,513,683 (US$219,463), respectively.

c)
The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2021 and 2022 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	34,894	19,986	2,898
Due from Others (ii)	120,618	84,168	12,203
	155,512	104,154	15,101
Amounts due from related parties, non-current:
Due from Others (iii)	81,000	59,880	8,682
	81,000	59,880	8,682

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (iv)	50,000	700,000	101,490
Due to Baidu Group (v)	1,402,493	1,877,298	272,183
Deferred revenue in relation to services to be provided to an equity investee (vi)	211,802	21,186	3,072
Due to Others (vii)	969,794	923,162	133,846
	2,634,089	3,521,646	510,591
Amounts due to related parties, non-current:
Loans due to Baidu Group (iv)	650,000	—	—
Due to Baidu Group (v)	2,989	1,828	265
Deferred revenue in relation to services to be provided to an equity investee (vi)	127,591	97,715	14,167
Due to Others	35	1,398	203
	780,615	100,941	14,635

(i)
The balance mainly represents amounts due from Baidu Group for advertising, membership and other services.
(ii)
The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iii)
The balance represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(iv)
The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 which was provided by Baidu in January 2018 and fully repaid in March 2023.
(v)
The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vi)
The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to Investee A.
(vii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of licensed copyrights and advances made for online advertising services.